Other Non-current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule Of Other Non Current Assets Abstract
Long-term unamortized expenses	[1]	$ 394,803	$ 1,537,791
Deposits for property and equipment		2,875,341	0
Prepayment for equity investment	[2]	1,599,163	0
Prepayment for software development		1,622,979	0
Other non-current assets		$ 6,492,286	$ 1,537,791

[1]	On October 18, 2025, the Company granted an aggregate of 1,000,000 Class A restricted shares (10,000 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to external consultants in exchange for the consulting services, at a grant date share price of US$0.515 per share (US$51.5 per share on a post-split basis), representing total share-based compensation of US$515,000.
[2]	The payment for equity investment represents a US$1,600,000 deposit paid by the Group in connection with the proposed subscription of 1,600,000 ordinary shares of hashbeaver. As of June 30, 2026, the carrying amount was US$1,599,163, with the difference attributable to foreign currency translation adjustments.